EQUITY (Details) (USD $)	1 Months Ended	9 Months Ended			12 Months Ended		57 Months Ended	66 Months Ended	3 Months Ended	9 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2008	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012	Sep. 30, 2012 Stock Incentive Plan 2012 [Member]	Dec. 31, 2012 Stock Incentive Plan 2012 [Member]	Dec. 31, 2012 Stock Incentive Plan 2012 [Member] Minimum [Member]	Dec. 31, 2012 Stock Incentive Plan 2012 [Member] Maximum [Member]
Unamortized cost of outstanding stock-based awards					$ 1,117,810			$ 667,886
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		434,000			3,129,000		3,129,000	434,000
Volatility, Options Outstanding		143.00%			228.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions		0.25%			4.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%			0.00%
Stock Issued During Period, Value, Issued For Cash		425,000			200,000
November 28, 2007 Subscribed for cash at $0.0001, shares	900,000								700,000
November 28, 2007 Subscribed for cash at $0.0001, value				4,500					189,000
Sharebased Compensation Arrangement By Sharebased Payment Award Grants Expected Term		5 years			5 years
Common Stock Vesting Period											16 months	60 months
Stock Based Compensation		708,376	0		979,880	0	979,880	1,688,256		21,250
Remained Unamortized										$ 168,750